Document And Entity Information	Oct. 18, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	INTRODUCTORY NOTE This Amendment No. 1 on Form 8-K/A (this “Amendment No. 1”) amends the Current Report on Form 8-K filed by TuHURA Biosciences, Inc. (f/k/a Kintara Therapeutics, Inc.) (the “Company”) on October 21, 2024 (the “Original Report”), in which the Company reported, among other events, the completion of the Merger, pursuant to which Kayak Mergeco, Inc. merged with and into TuHURA Biosciences, Inc., a Delaware corporation (“Private TuHURA”). This Amendment No. 1 is filed to (1) update the Item 2.01 information to reflect Management’s Discussion and Analysis of Financial Condition and Results of Operations of Private TuHURA for the three and nine months ended September 30, 2024 and September 30, 2023; and (2) amend the historical financial statements provided under Items 9.01(a) in the Original Report to include the unaudited interim financial statements of Private TuHURA as of September 30, 2024 and for the three and nine months ended September 30, 2024 and September 30, 2023. This Amendment No. 1 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company subsequent to the filing date of the Original Report. Capitalized terms used but not defined herein have the meanings given in the Original Report.
Document Period End Date	Oct. 18, 2024
Entity Registrant Name	TuHURA Biosciences, Inc./NV
Entity Central Index Key	0001498382
Entity Emerging Growth Company	false
Entity File Number	001-37823
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	99-0360497
Entity Address, Address Line One	10500 University Dr.
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33612
City Area Code	813
Local Phone Number	875-6600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	HURA
Security Exchange Name	NASDAQ